Share capital (Tables)	9 Months Ended
Sep. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2025	28,747,289	244,605
Exercise of stock options	253,537	722
Issuance of common shares under employee share purchase plan	21,966	343
Release of restricted share units	71,391	2,393
Purchase of common shares held for cancellation (i)	(4,118,052)	(35,133)
Balance – September 30, 2026	24,976,131	212,930
(i) On May 9, 2025, the Company renewed its Normal Course Issuer Bid (“NCIB”) to repurchase and cancel up to 1,481,659 of its common shares, representing 5% of the Company’s issued and outstanding shares as of May 6, 2025, over the 12-month period commencing on May 20, 2025, and ending no later than May 19, 2026.